Loans and Accounts Receivable From Customers - Movements in Loan Portfolio disaggregated by individually and grouped assessed loans - Mortgage loans (Detail) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance	$ (22,617,981)
Ending balance		$ (22,617,981)
Mortgages loans [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	1,344
New financial assets originated or purchased	(17,453)
Financial assets that have been derecognized	18,514	5,316
Foreign exchange and other movements	941	(5,845)
Allowance for loan losses	68,192	73,465	$ 78,501
Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,617,981)	(23,134,814)
- Charge-offs	139,925	315,765
- Changes due to modifications that did not result in derecognition	188,427	265,977
New financial assets originated or purchased	(7,663,802)	(8,916,631)
Financial assets that have been derecognized	6,828,130	8,450,587
Foreign exchange and other movements	247,232	401,135
Ending balance	(22,878,069)	(22,617,981)
IFRS9 [member]
Disclosure of financial assets [line items]
- Changes due to modifications that did not result in derecognition	0	789
New financial assets originated or purchased	(122,340)	(414,765)
Financial assets that have been derecognized	231,416	244,413
Foreign exchange and other movements	18,506	4,777
Allowance for loan losses	860,937	1,041,873	$ 880,117
Net carrying amount	22,017,132	21,576,108
IFRS9 [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Net carrying amount	5,585,244	5,243,288
IFRS9 [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(22,617,981)
Ending balance	(22,878,069)	(22,617,981)
IFRS9 [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(5,316,753)
Ending balance	(5,653,436)	(5,316,753)
Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(21,529,027)
Ending balance		(21,529,027)
Collectively assessed for credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(21,529,027)	(22,524,308)
- Charge-offs	139,426	315,567
- Changes due to modifications that did not result in derecognition	190,302	262,888
New financial assets originated or purchased	(7,617,842)	(8,681,482)
Financial assets that have been derecognized	6,742,530	8,258,678
Foreign exchange and other movements	223,314	467,658
Ending balance	(21,933,118)	(21,529,027)
Collectively assessed for credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(5,316,753)	(4,876,041)
- Charge-offs	6,528	12,491
- Changes due to modifications that did not result in derecognition	27,147	33,592
New financial assets originated or purchased	(1,667,159)
Financial assets that have been derecognized	1,258,187	504,911
Foreign exchange and other movements	38,614	58,585
Ending balance	(5,653,436)	(5,316,753)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(16,327,018)
Ending balance		(16,327,018)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(16,327,018)	(18,691,115)
Changes in the allowances - Net Transfer to stage 1	(579,715)	(627,546)
- Net Transfer to stage 2	844,391	1,791,800
- Net Transfer to stage 3	34,725	69,979
- Charge-offs	2,156	15,705
- Changes due to modifications that did not result in derecognition	171,420	235,650
New financial assets originated or purchased	(6,780,677)	(6,798,612)
Financial assets that have been derecognized	5,410,008	7,224,940
Foreign exchange and other movements	184,315	402,950
Ending balance	(17,036,885)	(16,327,018)
Collectively assessed for credit losses [member] | Stage1 [member] | 12-month expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(4,166,515)	(4,043,765)
Changes in the allowances - Net Transfer to stage 1	(198,745)	(265,412)
- Net Transfer to stage 2	246,234	613,181
- Net Transfer to stage 3	2,077	7,706
- Charge-offs	1
- Changes due to modifications that did not result in derecognition	19,396	27,511
New financial assets originated or purchased	(1,388,545)	(971,616)
Financial assets that have been derecognized	945,543	411,059
Foreign exchange and other movements	27,406	54,821
Ending balance	(4,513,148)	(4,166,515)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(4,277,136)
Ending balance		(4,277,136)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(4,277,136)	(2,864,199)
Changes in the allowances - Net Transfer to stage 1	573,869	601,963
- Net Transfer to stage 2	(903,704)	(1,876,532)
- Net Transfer to stage 3	119,377	153,174
- Charge-offs	18,032	38,228
- Changes due to modifications that did not result in derecognition	22,719	25,330
New financial assets originated or purchased	(789,483)	(1,474,294)
Financial assets that have been derecognized	1,205,525	837,836
Foreign exchange and other movements	42,605	110,636
Ending balance	(4,030,541)	(4,277,136)
Collectively assessed for credit losses [member] | Stage 2 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(1,025,921)	(656,010)
Changes in the allowances - Net Transfer to stage 1	198,394	259,632
- Net Transfer to stage 2	(264,703)	(669,912)
- Net Transfer to stage 3	16,173	36,114
- Charge-offs	66	63
- Changes due to modifications that did not result in derecognition	8,062	6,693
New financial assets originated or purchased	(253,176)	(76,558)
Financial assets that have been derecognized	277,136	71,328
Foreign exchange and other movements	10,210	2,729
Ending balance	(1,033,759)	(1,025,921)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member]
Disclosure of financial assets [line items]
Beginning balance	(924,873)
Ending balance		(924,873)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member]
Disclosure of financial assets [line items]
Beginning balance	(924,873)	(968,994)
Changes in the allowances - Net Transfer to stage 1	5,846	25,583
- Net Transfer to stage 2	59,313	84,732
- Net Transfer to stage 3	(154,102)	(223,153)
- Charge-offs	119,238	261,634
- Changes due to modifications that did not result in derecognition	(3,837)	1,908
New financial assets originated or purchased	(47,682)	(408,576)
Financial assets that have been derecognized	126,997	195,902
Foreign exchange and other movements	(3,606)	(45,928)
Ending balance	(865,692)	(924,873)
Collectively assessed for credit losses [member] | Stage 3 [member] | Lifetime expected credit losses [member] | Gross assets [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Beginning balance	(124,317)	(176,266)
Changes in the allowances - Net Transfer to stage 1	351	5,780
- Net Transfer to stage 2	18,469	56,731
- Net Transfer to stage 3	(18,250)	(43,820)
- Charge-offs	6,461	12,428
- Changes due to modifications that did not result in derecognition	(311)	(612)
New financial assets originated or purchased	(25,438)	(2,117)
Financial assets that have been derecognized	35,508	22,524
Foreign exchange and other movements	998	1,035
Ending balance	$ (106,529)	$ (124,317)